UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22442
                                                    -----------

                    First Trust High Income Long/Short Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2015
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

                                                                     First Trust
                                                                     High Income
                                                                 Long/Short Fund
                                                                           (FSD)

                               Semi-Annual Report
                            For the Six Months Ended
                                 April 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                 First Trust High Income Long/Short Fund (FSD)
                               Semi-Annual Report
                                 April 30, 2015

Shareholder Letter..........................................................   1
At a Glance.................................................................   2
Portfolio Commentary........................................................   3
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................  17
Statement of Operations.....................................................  18
Statements of Changes in Net Assets.........................................  19
Statement of Cash Flows.....................................................  20
Financial Highlights........................................................  21
Notes to Financial Statements...............................................  22
Additional Information......................................................  30


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or MacKay Shields LLC ("MacKay" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust High Income Long/Short Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of MacKay are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 First Trust High Income Long/Short Fund (FSD)
                  Semi-Annual Letter from the Chairman and CEO
                                 April 30, 2015

Dear Shareholders:

Thank you for your investment in First Trust High Income Long/Short Fund.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended April 30, 2015, including a market overview and a performance analysis for the period. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust High Income Long/Short Fund (FSD)
"AT A GLANCE"
April 30, 2015 (Unaudited)

------------------------------------------------------------------------------
FUND STATISTICS
------------------------------------------------------------------------------
Symbol on NYSE                                                             FSD
Common Share Price                                                      $16.55
Common Share Net Asset Value ("NAV")                                    $18.73
Premium (Discount) to NAV                                               (11.64)%
Net Assets Applicable to Common Shares                            $675,353,795
Current Monthly Distribution per Common Share (1)                      $0.1065
Current Annualized Distribution per Common Share                       $1.2780
Current Distribution Rate on Closing Common Share Price (2)               7.72%
Current Distribution Rate on NAV (2)                                      6.82%

----------------------------------------------------------
     COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
----------------------------------------------------------
           Common Share Price        NAV
4/14             18.02              19.96
                 17.92              19.88
                 18.00              19.89
                 18.04              19.97
                 18.02              19.98
5/14             18.14              20.05
                 17.90              20.06
                 18.03              20.10
                 18.10              20.16
6/14             18.12              20.16
                 17.90              20.09
                 17.96              20.04
                 17.87              19.95
7/14             17.89              19.97
                 17.29              19.56
                 17.28              19.63
                 17.59              19.85
                 17.56              19.94
8/14             17.65              19.95
                 17.50              19.77
                 17.26              19.67
                 17.23              19.74
9/14             16.97              19.43
                 16.93              19.41
                 16.93              19.17
                 16.90              19.24
                 17.25              19.41
10/14            17.19              19.47
                 17.01              19.30
                 16.86              19.26
                 16.66              19.18
11/14            16.79              19.15
                 16.39              18.88
                 15.65              18.35
                 16.13              18.61
12/14            16.19              18.72
                 16.03              18.64
                 16.18              18.62
                 16.09              18.43
                 16.22              18.50
1/15             16.14              18.51
                 16.14              18.64
                 16.37              18.72
                 16.35              18.79
2/15             16.60              18.90
                 16.28              18.73
                 16.26              18.61
                 16.39              18.60
3/15             16.35              18.65
                 16.34              18.59
                 16.46              18.73
                 16.53              18.72
                 16.66              18.76
4/15             16.55              18.73


----------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------
                                                                                     Average Annual Total Return
                                                     6 Months Ended   1 Year Ended       Inception (9/27/10)
                                                        4/30/15         4/30/15              to 4/30/15
FUND PERFORMANCE (3)
NAV                                                      0.04%           1.25%                  7.77%
Market Value                                             0.12%          -0.92%                  3.85%
INDEX PERFORMANCE
BofA Merrill Lynch US High Yield Constrained Index       1.52%           2.58%                  8.07%
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------
                                            % OF LONG-TERM
INDUSTRY CLASSIFICATION                      INVESTMENTS
----------------------------------------------------------
Basic Industry                                   13.9%
Energy                                           10.1
Healthcare                                       10.0
Automotive                                        8.7
Capital Goods                                     8.3
Telecommunications                                6.8
Banking                                           6.3
Insurance                                         6.2
Leisure                                           5.1
Technology & Electronics                          4.7
Transportation                                    4.7
Financial Services                                4.3
Consumer Goods                                    2.9
Media                                             2.7
Services                                          1.8
Utility                                           1.2
Commercial Mortgage-Backed Securities             1.1
Collateralized Mortgage Obligations               0.5
Retail                                            0.5
Asset-Backed Securities                           0.2
Real Estate                                       0.0*
                                                ------
                                 Total          100.0%
                                                ======


----------------------------------------------------------
                                              % OF TOTAL
COUNTRY EXPOSURE                             INVESTMENTS
----------------------------------------------------------
United States                                    79.0%
Luxembourg                                        6.9
Canada                                            3.4
Netherlands                                       1.9
Jersey                                            1.3
United Kingdom                                    1.2
Liberia                                           0.9
Cayman Islands                                    0.8
Germany                                           0.7
Finland                                           0.6
France                                            0.6
Ireland                                           0.6
Georgia                                           0.5
India                                             0.4
Brazil                                            0.4
Bermuda                                           0.4
Sweden                                            0.4
                                                ------
                                 Total          100.0%
                                                ======


----------------------------------------------------------
                                            % OF LONG-TERM
ASSET CLASSIFICATION                         INVESTMENTS
----------------------------------------------------------
Corporate Bonds and Notes                        65.3%
Foreign Corporate Bonds and Notes                17.2
Capital Preferred Securities                     10.8
Senior Floating-Rate Loan Interests               2.9
Mortgage-Backed Securities                        1.6
Common Stocks                                     1.1
Foreign Sovereign Bonds and Notes                 0.5
Warrants                                          0.4
Asset-Backed Securities                           0.2
                                                ------
                                 Total          100.0%
                                                ======


----------------------------------------------------------
                                              % OF LONG
                                             FIXED-INCOME
CREDIT QUALITY (4)                           INVESTMENTS
----------------------------------------------------------
BBB- and above                                   14.3%
BB                                               45.7
B                                                29.2
CCC+ and below                                   10.3
NR                                                0.5
                                                ------
                                 Total          100.0%
                                                ======

-----------------------------

*     Amount is less than 0.1%.

(1) Most recent distribution paid or declared through 4/30/2015. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 4/30/2015. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2015 (UNAUDITED)

                                  SUB-ADVISOR

MacKay Shields LLC is a registered investment adviser founded in 1938, and is Sub-Advisor to First Trust High Income Long/Short Fund (the "Fund"). The Fund trades under the ticker symbol FSD on the New York Stock Exchange. As of April 30, 2015, MacKay Shields had approximately $93 billion in assets under management.

                           PORTFOLIO MANAGEMENT TEAM

DAN ROBERTS, PHD - EXECUTIVE MANAGING DIRECTOR, HEAD OF GLOBAL FIXED INCOME
   DIVISION AND ITS CHIEF INVESTMENT OFFICER
LOUIS N. COHEN, CFA - SENIOR MANAGING DIRECTOR, GLOBAL FIXED INCOME DIVISION MICHAEL KIMBLE, CFA - SENIOR MANAGING DIRECTOR, GLOBAL FIXED INCOME DIVISION TAYLOR WAGENSEIL - SENIOR MANAGING DIRECTOR, GLOBAL FIXED INCOME DIVISION

MARKET RECAP

This report covers the Fund for the six-month period ending April 30, 2015.

Looking back to the start of the period as the year 2014 closed, investment appetite for risky assets was in a weakened state resulting from the rapid decline in commodity prices. West Texas Intermediate crude oil (WTI), which started the period at $80.54, collapsed over 30% to $53.27 as of year-end and further deteriorated through the first quarter of 2015 to $47.60. Thankfully, this downward trend changed in April with a rebound in the price of oil as well as other commodities, including copper and iron ore, which improved investor sentiment. International equities, as measured by the MSCI EAFE Index, were the best performers, returning 7.06% for the recent six-month period. U.S. equities, represented by the Russell 2000 and the S&P 500 indices, gained 4.65% and 4.40% respectively. The 10-year U.S. Treasury, as published by BofA Merrill Lynch, benefitted from the flight to quality and increased by 3.59%. U.S. investment-grade corporate bonds, although not as robust, rose 2.35%, according to Barclays. US High Yield, as measured by the BofA Merrill Lynch US High Yield Constrained Index, posted a modest return of 1.52%.

During the period, the markets continued to focus on a possible rate hike by the Federal Reserve (the "Fed"). The Fed removed the word "patience" from its language in March, but added "gradual" to its April statement. Such comments coupled with the modest slackening in the domestic macro environment, prompted the U.S. Treasury market to price in a longer glide path for Fed tightening, thus stretching some forecasts from a June rate hike to one later in 2015. Nevertheless, the glide path remains highly data-dependent. Evidently, the stronger dollar did crimp U.S.-based multi-nationals' quarterly profits, and the American consumer appears to be saving much of their windfall from lower prices at the pump by paying down debt. Despite solid employment and wage data in the U.S., the recent GDP print of -0.7% confirms slower domestic growth due to, in part, another very cold winter. The situation may prove to be similar to the growth swoon early last year, which was followed by significant pent-up demand and a jump in GDP in 2Q 2014.

In Europe, we continue to see signs of a pick-up in credit demand from the private sector (i.e., growth in bank lending) that has been noticeably absent in recent years. While the partial rebound in the euro during the period has been largely, but not completely, associated with "position squaring", the currency remains well below its high and is a source of stimulus for continental exporters. Furthermore, the lower level of oil prices should contribute to GDP given Europe's status as a net importer of oil, in our opinion. The question of Greece's solvency remains at the forefront; however, we believe a negative outcome in its negotiations with the troika (representatives from the International Monetary Fund, European Union and European Central Bank) does not appear to present any systemic risk. Nevertheless, the potential for volatility is high should "Grexit" become a reality, in our opinion. Finally, China remains a global growth variable as that nation switches from over-investment in infrastructure -- and the subsequent demand for many commodities -- to a more balanced, consumption-oriented economy.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2015 (UNAUDITED)

PERFORMANCE ANALYSIS

The Fund underperformed its benchmark, the BofA Merrill Lynch US High Yield Constrained Index(1), on a total gross return(2) and net asset value ("NAV") basis for the six-month period ending April 30, 2015. The Fund returned 0.04% on an NAV basis, compared with the benchmark, which gained 1.52%.

We continued to maintain a beta above the market and we elected not to employ any meaningful changes with respect to industry weightings. The sectors we continued to favor included gaming (a subsector within the services industry), airlines, autos and energy. As we noted above, markets, including high yield, experienced a high degree of volatility for the period, attributable largely to the precipitous decline in oil prices. It is important to note that our investments in energy are not predicated on the direction of oil prices. Consistent with our investment process of avoiding uncompensated risk, we declined to participate in the lower quality exploration & production new issues (specifically, credits rated B-/B3 or below) during the reporting period. Instead, we focused on the better quality companies with conservative balance sheets in terms of leverage, liquidity and limited near-term debt maturities. Consequently, we believe the majority of our investments have the financial and operational flexibility to manage through the near-term volatility in the energy sector. Within the energy sector, we are underweight exploration & production. The top performing names during the period included automobile companies, GM and Ford, as well as healthcare companies, HCA and Valeant Pharmaceuticals. The laggards included energy companies, Samson Investments and Swift Energy, along with Virgolino, a troubled emerging markets sugar producer. Alpha Natural and AK Steel were also among the bottom performers.

The Fund continued to sell short U.S. Treasury bonds and interest rate futures. Both positions are used to reduce the portfolio's exposure to interest rate risk, while at the same time purchase additional high yield securities that would otherwise be unavailable on an unlevered basis. The performance impact from shorting Treasury bonds as well as the reinvestment of the proceeds into high-yield bonds, combined with the cost of borrowing, detracted from results during the period. The impact from shorting Treasury futures was just about flat.

OUTLOOK

Our market outlook has not changed. The markets remain sensitive to economic activity and its impact on the timing of potential Fed tightening. We are less concerned with the precise timing of a rate hike, and recent volatility has not deterred us from maintaining a constructive outlook on both domestic growth and valuations within the credit markets. Given our outlook, we are still more concerned about keeping up in a market rally than we are that the cycle has reached a turning point. Accordingly, we will maintain our base case outlook for domestic growth while emphasizing credit risk over interest rate risk.

-----------------------------

(1) The BofA Merrill Lynch US High Yield Constrained Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%. The Index is unmanaged and an investor cannot invest directly in an index.

(2) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

This material contains the opinions of the Global Fixed Income team of MacKay Shields LLC but not necessarily those of MacKay Shields LLC. The opinions expressed herein are subject to change without notice. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                               COUPON    MATURITY       VALUE
-------------  --------------------------------------------------------------    --------   --------   --------------
CORPORATE BONDS AND NOTES - 74.8%

               AUTOMOTIVE - 6.7%
$   3,300,000  Dana Holding Corp.............................................     5.50%     12/15/24   $    3,407,250
      334,000  FCA US LLC/CG Co-Issuer, Inc..................................     8.00%     06/15/19          350,299
    4,367,000  FCA US LLC/CG Co-Issuer, Inc. (a).............................     8.25%     06/15/21        4,830,994
    2,376,000  Ford Motor Co. (a)............................................     9.22%     09/15/21        3,150,954
      553,000  Ford Motor Co. (a)............................................     8.90%     01/15/32          793,091
    2,000,000  Ford Motor Co. (a)............................................     7.75%     06/15/43        2,533,902
    2,480,000  Ford Motor Co. (a)............................................     9.98%     02/15/47        3,929,079
    7,335,000  Gates Global LLC/Gates Global Co. (a) (b).....................     6.00%     07/15/22        6,876,562
    1,400,000  Goodyear Tire & Rubber (The) Co...............................     6.50%     03/01/21        1,488,200
    5,396,000  Goodyear Tire & Rubber (The) Co. (a)..........................     7.00%     05/15/22        5,928,855
       21,432  Motors Liquidation Co. GUC Trust (Transferable) (c)...........      N/A        N/A             428,640
    4,570,000  MPG Holdco I, Inc. (b)........................................     7.38%     10/15/22        4,889,900
    4,872,000  Navistar International Corp. (a)..............................     8.25%     11/01/21        4,835,460
    1,705,000  ZF North America Capital, Inc. (b)............................     4.75%     04/29/25        1,717,787
                                                                                                       --------------
                                                                                                           45,160,973
                                                                                                       --------------

               BASIC INDUSTRY - 11.1%
    4,500,000  AK Steel Corp. (a)............................................     8.38%     04/01/22        3,892,500
    3,095,000  Aleris International, Inc. (a)................................     7.63%     02/15/18        3,211,063
    2,160,000  Aleris International, Inc. (a)................................     7.88%     11/01/20        2,241,518
      966,000  Alpha Natural Resources, Inc. (b).............................     7.50%     08/01/20          357,420
    1,360,000  Alpha Natural Resources, Inc. (b).............................     7.50%     08/01/20          503,200
    1,255,000  Arch Coal, Inc................................................     7.00%     06/15/19          282,375
    1,428,000  Arch Coal, Inc................................................     7.25%     10/01/20          503,370
    1,125,000  Arch Coal, Inc................................................     7.25%     06/15/21          250,313
    4,405,000  Associated Materials LLC/AMH New Finance, Inc. (a)............     9.13%     11/01/17        3,766,275
    1,500,000  Axalta Coating Systems US Holdings, Inc./Axalta
                  Coating Systems Dutch Holding B B.V. (b)...................     7.38%     05/01/21        1,635,000
    6,500,000  Beazer Homes USA, Inc. (a)....................................     8.13%     06/15/16        6,906,250
    4,000,000  Cemex Finance LLC (b).........................................     6.00%     04/01/24        4,112,400
    1,820,000  Cliffs Natural Resources, Inc. (b)............................     8.25%     03/31/20        1,792,700
    4,410,000  Hexion, Inc. (a)..............................................     8.88%     02/01/18        3,941,437
    3,426,000  Huntsman International LLC (a)................................     8.63%     03/15/21        3,648,690
    1,873,000  K Hovnanian Enterprises, Inc. (b).............................     7.00%     01/15/19        1,798,080
    4,160,000  K Hovnanian Enterprises, Inc. (b).............................     7.25%     10/15/20        4,378,400
    3,479,000  KB Home.......................................................     7.50%     09/15/22        3,652,950
    1,840,000  Momentive Performance Escrow Claim (d) (e) (f) (g)............      N/A        N/A                   2
    1,840,000  Momentive Performance Materials, Inc. (d).....................     4.69%     04/24/22        1,564,000
    1,780,000  PulteGroup, Inc. (a)..........................................     7.63%     10/15/17        1,993,600
    4,570,000  PulteGroup, Inc. (a)..........................................     7.88%     06/15/32        5,346,900
    5,500,000  Standard Pacific Corp. (a)....................................     8.38%     05/15/18        6,345,625
    4,465,000  TRI Pointe Holdings, Inc. (b).................................     5.88%     06/15/24        4,420,350
    4,000,000  United States Steel Corp......................................     7.38%     04/01/20        4,200,000
    4,000,000  USG Corp. (b).................................................     5.88%     11/01/21        4,310,000
                                                                                                       --------------
                                                                                                           75,054,418
                                                                                                       --------------


                        See Notes to Financial Statements                 Page 5

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                               COUPON    MATURITY       VALUE
-------------  --------------------------------------------------------------    --------   --------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               CAPITAL GOODS - 7.5%
$   3,595,000  Ball Corp. (a)................................................     4.00%     11/15/23   $    3,541,075
    4,000,000  Crown Americas LlC/Crown Americas Capital Corp IV (a).........     4.50%     01/15/23        4,040,000
    2,000,000  Ducommun, Inc. (a)............................................     9.75%     07/15/18        2,130,000
    4,045,000  KLX, Inc. (b).................................................     5.88%     12/01/22        4,090,506
    5,000,000  Manitowoc (The) Co., Inc. (a).................................     8.50%     11/01/20        5,375,000
    2,871,000  Mcron Finance Sub LLC/ Mcron Finance Corp. (b)................     8.38%     05/15/19        3,054,026
    2,595,000  Milacron LLC/Mcron Finance Corp. (b)..........................     7.75%     02/15/21        2,711,775
    7,500,000  Reynolds Group Issuer, Inc....................................     8.50%     05/15/18        7,696,875
    2,085,000  Reynolds Group Issuer, Inc. (a)...............................     9.88%     08/15/19        2,225,738
    1,775,000  Reynolds Group Issuer, Inc....................................     8.25%     02/15/21        1,897,031
    4,050,000  Terex Corp....................................................     6.00%     05/15/21        4,131,000
    4,540,000  TransDigm, Inc. (a)...........................................     6.00%     07/15/22        4,591,075
    1,000,000  TransDigm, Inc................................................     6.50%     07/15/24        1,019,850
    4,000,000  Triumph Group, Inc............................................     4.88%     04/01/21        3,980,000
                                                                                                       --------------
                                                                                                           50,483,951
                                                                                                       --------------

               CONSUMER GOODS - 1.4%
    4,245,000  HJ Heinz Co. (b)..............................................     4.88%     02/15/25        4,646,152
    2,325,000  Pilgrim's Pride Corp. (b).....................................     5.75%     03/15/25        2,388,938
    2,240,000  Smithfield Foods, Inc.........................................     6.63%     08/15/22        2,422,000
                                                                                                       --------------
                                                                                                            9,457,090
                                                                                                       --------------

               ENERGY - 8.5%
    1,280,000  Basic Energy Services, Inc....................................     7.75%     02/15/19        1,100,800
    4,540,000  Basic Energy Services, Inc. (a)...............................     7.75%     10/15/22        3,700,100
    3,974,000  Berry Petroleum Co., LLC (a)..................................     6.75%     11/01/20        3,338,160
    2,990,000  California Resources Corp. (b)................................     6.00%     11/15/24        2,825,550
      720,000  Chesapeake Energy Corp. (a)...................................     6.63%     08/15/20          745,200
    6,600,000  Chesapeake Energy Corp. (a)...................................     5.38%     06/15/21        6,369,000
    2,040,000  CITGO Petroleum Corp. (b).....................................     6.25%     08/15/22        2,004,300
    3,310,000  Crestwood Midstream Partners L.P./Crestwood
                  Midstream Finance Corp. (b)................................     6.25%     04/01/23        3,475,500
    4,135,000  EP Energy LLC/Everest Acquisition Finance, Inc. (a)...........     9.38%     05/01/20        4,445,125
    3,000,000  Ferrellgas L.P./Ferrellgas Finance Corp. (a)..................     6.50%     05/01/21        3,060,000
      800,000  Frontier Oil Corp. (a)........................................     6.88%     11/15/18          832,000
    1,000,000  Hornbeck Offshore Services, Inc...............................     5.88%     04/01/20          910,000
    3,960,000  Hornbeck Offshore Services, Inc. (a)..........................     5.00%     03/01/21        3,316,500
    3,660,000  Linn Energy LLC/Linn Energy Finance Corp......................     8.63%     04/15/20        3,351,169
    3,715,000  Linn Energy LLC/Linn Energy Finance Corp......................     6.50%     09/15/21        3,046,300
    3,535,000  PHI, Inc......................................................     5.25%     03/15/19        3,428,950
    3,998,000  Samson Investment Co..........................................     9.75%     02/15/20          504,748
    1,235,000  Suburban Propane Partners L.P./Suburban
                  Energy Finance Corp........................................     5.75%     03/01/25        1,284,400
    1,855,000  Sunoco L.P./Sunoco Finance Corp. (b)..........................     6.38%     04/01/23        1,938,475
    3,695,000  Swift Energy Co...............................................     8.88%     01/15/20        1,755,125
    5,800,000  Whiting Petroleum Corp........................................     5.75%     03/15/21        5,912,404
                                                                                                       --------------
                                                                                                           57,343,806
                                                                                                       --------------


Page 6                  See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                               COUPON    MATURITY       VALUE
-------------  --------------------------------------------------------------    --------   --------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               FINANCIAL SERVICES - 4.9%
$     612,000  Ally Financial, Inc...........................................     8.00%     11/01/31   $      804,398
    3,285,000  Ally Financial, Inc. (a)......................................     8.00%     11/01/31        4,134,994
    6,155,000  Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (a)....     6.00%     08/01/20        6,494,756
    1,190,000  Icahn Enterprises L.P./Icahn Enterprises Finance Corp.........     5.88%     02/01/22        1,234,506
    8,000,000  Navient Corp..................................................     8.00%     03/25/20        8,929,920
    3,850,000  OneMain Financial Holdings, Inc. (b)..........................     7.25%     12/15/21        4,085,620
    2,395,000  Springleaf Finance Corp.......................................     6.00%     06/01/20        2,460,862
    4,555,000  Springleaf Finance Corp.......................................     7.75%     10/01/21        5,033,275
                                                                                                       --------------
                                                                                                           33,178,331
                                                                                                       --------------

               HEALTHCARE - 7.8%
    5,074,000  Alere, Inc. (a)...............................................     7.25%     07/01/18        5,410,152
      665,000  Alere, Inc....................................................     6.50%     06/15/20          696,588
    2,725,000  CHS/Community Health Systems, Inc. (a)........................     5.13%     08/01/21        2,834,000
    5,360,000  CHS/Community Health Systems, Inc.............................     6.88%     02/01/22        5,715,100
    2,500,000  DaVita Healthcare Partners, Inc. (a)..........................     5.75%     08/15/22        2,665,625
    3,900,000  Endo Finance LLC/Endo Ltd./Endo Finco, Inc. (b)...............     6.00%     02/01/25        4,019,438
    5,600,000  HCA Holdings, Inc. (a)........................................     7.75%     05/15/21        5,978,000
   10,850,000  HCA, Inc. (a).................................................     5.00%     03/15/24       11,557,420
    2,115,000  Kinetic Concepts, Inc./KCI USA, Inc...........................    10.50%     11/01/18        2,281,556
    6,814,000  MPH Acquisition Holdings LLC (b)..............................     6.63%     04/01/22        7,171,803
    4,235,000  Tenet Healthcare Corp. (a)....................................     8.13%     04/01/22        4,632,031
                                                                                                       --------------
                                                                                                           52,961,713
                                                                                                       --------------

               LEISURE - 4.8%
    1,673,000  Caesars Entertainment Operating Co., Inc. (h) (i).............     9.00%     02/15/20        1,292,393
    2,600,000  Caesars Entertainment Resort Properties LLC/Caesars
                  Entertainment Resort Properties............................     8.00%     10/01/20        2,613,000
      225,000  Isle of Capri Casinos, Inc....................................     5.88%     03/15/21          233,438
    1,090,000  Isle of Capri Casinos, Inc. (b)...............................     5.88%     03/15/21        1,130,875
    9,175,000  MGM Resorts International.....................................     6.75%     10/01/20        9,920,469
    2,760,000  Mohegan Tribal Gaming Authority (a)...........................     9.75%     09/01/21        2,960,100
    4,127,000  Pinnacle Entertainment, Inc...................................     7.75%     04/01/22        4,591,287
    2,765,000  Scientific Games International, Inc. (b)......................     7.00%     01/01/22        2,896,337
    3,475,000  Scientific Games International, Inc. (b)......................    10.00%     12/01/22        3,240,437
    3,400,000  Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)...........     5.50%     03/01/25        3,429,750
                                                                                                       --------------
                                                                                                           32,308,086
                                                                                                       --------------

               MEDIA - 3.0%
    7,245,000  CCO Holdings LLC/CCO Holdings Capital Corp....................     5.75%     01/15/24        7,353,675
      456,000  Clear Channel Worldwide Holdings, Inc.........................     7.63%     03/15/20          477,660
    2,785,000  Clear Channel Worldwide Holdings, Inc. (a)....................     7.63%     03/15/20        2,938,175
      541,000  Clear Channel Worldwide Holdings, Inc.........................     6.50%     11/15/22          574,812
      559,000  iHeartCommunications, Inc. (a)................................     5.50%     12/15/16          540,833
    8,405,000  iHeartCommunications, Inc. (a)................................     9.00%     03/01/21        8,089,812
      495,000  IHeartcommunications, Inc. (b)................................    10.63%     03/15/23          504,900
                                                                                                       --------------
                                                                                                           20,479,867
                                                                                                       --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                               COUPON    MATURITY       VALUE
-------------  --------------------------------------------------------------    --------   --------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               RETAIL - 0.6%
$   3,845,000  Family Tree Escrow LLC (b)....................................     5.75%     03/01/23   $    4,056,475
                                                                                                       --------------

               SERVICES - 2.0%
    1,095,000  Ashtead Capital, Inc. (b).....................................     6.50%     07/15/22        1,177,815
      900,000  Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)......     5.13%     06/01/22          911,250
    4,915,000  Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)......     5.50%     04/01/23        5,036,351
    1,067,000  Iron Mountain, Inc. (a).......................................     8.38%     08/15/21        1,115,015
      375,000  United Rentals North America, Inc.............................     7.38%     05/15/20          406,234
      367,000  United Rentals North America, Inc.............................     7.63%     04/15/22          406,453
    3,097,000  United Rentals North America, Inc.............................     6.13%     06/15/23        3,261,915
    1,400,000  United Rentals North America, Inc.............................     5.50%     07/15/25        1,423,520
                                                                                                       --------------
                                                                                                           13,738,553
                                                                                                       --------------

               TECHNOLOGY & ELECTRONICS - 5.4%
    3,780,000  CommScope, Inc. (b)...........................................     5.00%     06/15/21        3,798,900
    9,050,000  First Data Corp. (b)..........................................     8.88%     08/15/20        9,593,000
    2,621,000  First Data Corp...............................................    10.63%     06/15/21        2,987,127
    2,950,000  Freescale Semiconductor, Inc. (b).............................     5.00%     05/15/21        3,149,125
    5,540,000  NCR Corp. (a).................................................     6.38%     12/15/23        5,858,550
    6,460,000  SunGard Data Systems, Inc.....................................     6.63%     11/01/19        6,758,775
    3,885,000  Zebra Technologies Corp. (b)..................................     7.25%     10/15/22        4,205,513
                                                                                                       --------------
                                                                                                           36,350,990
                                                                                                       --------------

               TELECOMMUNICATIONS - 6.2%
    1,550,000  Frontier Communications Corp..................................     6.25%     09/15/21        1,542,250
    2,500,000  Frontier Communications Corp. (a).............................     9.00%     08/15/31        2,643,750
    2,411,000  Hughes Satellite Systems Corp. (a)............................     7.63%     06/15/21        2,697,306
    5,450,000  Sprint Capital Corp...........................................     6.88%     11/15/28        4,945,875
    7,660,000  Sprint Capital Corp. (a)......................................     8.75%     03/15/32        7,870,650
    4,000,000  Sprint Communications, Inc....................................     9.25%     04/15/22        4,480,000
    1,700,000  T-Mobile USA, Inc.............................................     6.54%     04/28/20        1,799,790
    2,750,000  T-Mobile USA, Inc.............................................     6.13%     01/15/22        2,846,250
    7,900,000  T-Mobile USA, Inc.............................................     6.00%     03/01/23        8,070,245
    1,000,000  T-Mobile USA, Inc.............................................     6.38%     03/01/25        1,029,490
    2,428,000  ViaSat, Inc...................................................     6.88%     06/15/20        2,593,857
    1,500,000  Windstream Services LLC.......................................     6.38%     08/01/23        1,329,375
                                                                                                       --------------
                                                                                                           41,848,838
                                                                                                       --------------

               TRANSPORTATION - 3.5%
    3,400,000  American Airlines Group, Inc. (b).............................     4.63%     03/01/20        3,361,750
    3,364,573  Continental Airlines 2003-ERJ1 Pass Through Trust.............     7.88%     07/02/18        3,553,663
    1,967,012  Continental Airlines 2005-ERJ1 Pass Through Trust.............     9.80%     04/01/21        2,207,971
    1,406,337  Delta Air Lines 2009-1 Series B Pass Through Trust............     9.75%     12/17/16        1,561,034
    2,155,550  Northwest Airlines 2001-1 Class B Pass Through Trust..........     7.69%     04/01/17        2,360,327
    1,572,042  UAL 2009-2B Pass Through Trust (b)............................    12.00%     01/15/16        1,678,155
    6,194,667  US Airways 2000-3C Pass Through Trust.........................     8.39%     03/01/22        6,969,000
    2,000,000  US Airways Group, Inc.........................................     6.13%     06/01/18        2,108,750
                                                                                                       --------------
                                                                                                           23,800,650
                                                                                                       --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                               COUPON    MATURITY       VALUE
-------------  --------------------------------------------------------------    --------   --------   --------------
CORPORATE BONDS AND NOTES (CONTINUED)

               UTILITY - 1.4%
$   6,660,000  Calpine Corp..................................................     5.75%     01/15/25   $    6,718,608
    2,455,000  NRG Energy, Inc. (a)..........................................     8.25%     09/01/20        2,602,300
                                                                                                       --------------
                                                                                                            9,320,908
                                                                                                       --------------
               TOTAL CORPORATE BONDS AND NOTES......................................................      505,544,649
               (Cost $503,140,320)                                                                     --------------


  PRINCIPAL
    VALUE
   (LOCAL                                                                         STATED     STATED        VALUE
  CURRENCY)                             DESCRIPTION                                RATE     MATURITY   (U.S. DOLLARS)
-------------  --------------------------------------------------------------    --------   --------   --------------
FOREIGN CORPORATE BONDS AND NOTES - 19.7%

               AUTOMOTIVE - 0.6%
    4,120,000  Schaeffler Finance B.V. (USD) (b).............................     4.75%     05/15/21        4,233,300
                                                                                                       --------------

               BANKING - 1.6%
    1,670,000  Banco do Brasil S.A. (USD) (b)................................     5.88%     01/26/22        1,690,374
    1,830,000  Banco do Brasil S.A. (USD) (b)................................     5.88%     01/19/23        1,861,476
    4,350,000  Industrial Senior Trust (USD) (b).............................     5.50%     11/01/22        4,308,675
    3,700,000  Sberbank of Russia Via SB Capital S.A. (USD)..................     5.13%     10/29/22        3,089,500
                                                                                                       --------------
                                                                                                           10,950,025
                                                                                                       --------------

               BASIC INDUSTRY - 4.9%
    2,648,000  ArcelorMittal (USD) (a).......................................     7.00%     02/25/22        2,889,630
   10,362,000  ArcelorMittal (USD)...........................................     7.75%     10/15/39       10,750,575
      505,000  ArcelorMittal (USD)...........................................     7.50%     03/01/41          518,888
    6,450,000  Novelis, Inc. (USD) (a).......................................     8.75%     12/15/20        6,917,625
    3,700,000  Severstal OAO Via Steel Capital S.A. (USD) (b)................     5.90%     10/17/22        3,501,680
    4,200,000  Stora Enso OYJ (USD) (b)......................................     7.25%     04/15/36        4,767,000
    3,470,000  Vedanta Resources PLC (USD) (b)...............................     8.25%     06/07/21        3,467,831
                                                                                                       --------------
                                                                                                           32,813,229
                                                                                                       --------------

               CAPITAL GOODS - 1.9%
    3,000,000  Albea Beauty Holdings S.A. (USD) (b)..........................     8.38%     11/01/19        3,255,000
    3,000,000  Ardagh Packaging Finance PLC (EUR)............................     9.25%     10/15/20        3,612,774
      900,000  Ardagh Packaging Finance PLC/Ardagh
                  Holdings USA, Inc. (USD) (b)...............................     6.00%     06/30/21          918,000
    2,480,000  Bombardier, Inc. (USD) (b)....................................     6.00%     10/15/22        2,343,600
    3,000,000  Bombardier, Inc. (USD) (b)....................................     6.13%     01/15/23        2,882,100
                                                                                                       --------------
                                                                                                           13,011,474
                                                                                                       --------------

               CONSUMER GOODS - 0.9%
    5,900,000  Minerva Luxembourg S.A. (USD) (b).............................     7.75%     01/31/23        5,900,000
                                                                                                       --------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL
    VALUE
   (LOCAL                                                                         STATED     STATED        VALUE
  CURRENCY)                             DESCRIPTION                                RATE     MATURITY   (U.S. DOLLARS)
-------------  --------------------------------------------------------------    --------   --------   --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

               ENERGY - 2.6%
    1,500,000  CGG S.A. (USD)................................................     6.50%     06/01/21   $    1,222,500
    7,056,000  CHC Helicopter S.A. (USD).....................................     9.25%     10/15/20        6,193,757
    1,650,000  Gazprom OAO Via Gaz Capital S.A. (EUR)........................     3.60%     02/26/21        1,727,647
    1,500,000  Gazprom OAO Via Gaz Capital S.A. (USD) (b)....................     8.63%     04/28/34        1,713,750
      970,000  Petrobras Global Finance BV (USD).............................     6.25%     03/17/24          966,217
    2,120,000  Petrobras Global Finance BV (USD).............................     7.25%     03/17/44        2,092,970
    1,700,000  Precision Drilling Corp. (USD)................................     6.63%     11/15/20        1,721,250
    1,750,000  Precision Drilling Corp. (USD)................................     6.50%     12/15/21        1,719,375
                                                                                                       --------------
                                                                                                           17,357,466
                                                                                                       --------------

               HEALTHCARE - 2.7%
    6,650,000  Mallinckrodt International Finance S.A./ Mallinckrodt
                  CB LLC (USD) (b)...........................................     5.75%     08/01/22        6,891,063
    6,550,000  Valeant Pharmaceuticals International, Inc. (USD) (b).........     7.50%     07/15/21        7,131,312
    2,300,000  Valeant Pharmaceuticals International, Inc. (USD) (b).........     5.88%     05/15/23        2,366,125
    2,045,000  Valeant Pharmaceuticals International, Inc. (USD) (b).........     6.13%     04/15/25        2,115,297
                                                                                                       --------------
                                                                                                           18,503,797
                                                                                                       --------------

               INSURANCE - 0.5%
    3,500,000  Oil Insurance Ltd. (USD) (b)..................................     3.26%       (j)           3,045,000
                                                                                                       --------------

               LEISURE - 1.0%
     ,755,000  Royal Caribbean Cruises Ltd. (USD)............................     7.50%     10/15/27        6,834,062
                                                                                                       --------------

               MEDIA - 0.3%
    2,145,000  UPCB Finance IV Ltd. (USD) (b)................................     5.38%     01/15/25        2,190,581
                                                                                                       --------------

               TELECOMMUNICATIONS - 1.3%
    5,859,000  Intelsat Luxembourg S.A. (USD)................................     7.75%     06/01/21        5,404,927
    2,160,000  Intelsat Luxembourg S.A. (USD)................................     8.13%     06/01/23        1,987,870
      880,000  Telecom Italia Capital S.A. (USD).............................     7.20%     07/18/36        1,012,000
                                                                                                       --------------
                                                                                                            8,404,797
                                                                                                       --------------

               TRANSPORTATION - 1.4%
    5,250,000  Hapag-Lloyd AG (USD) (b)......................................     9.75%    10/15/17         5,512,500
    3,000,000  Stena AB (USD) (b)............................................     7.00%    02/01/24         2,895,000
    1,930,000  Ukraine Railways via Shortline PLC (USD) (b)..................     9.50%    05/21/18         1,138,688
                                                                                                       --------------
                                                                                                            9,546,188
                                                                                                       --------------
               TOTAL FOREIGN CORPORATE BONDS AND NOTES..............................................      132,789,919
               (Cost $133,404,302)                                                                     --------------


Page 10                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

     PAR
   AMOUNT
   (LOCAL                                                                         STATED     STATED        VALUE
  CURRENCY)                             DESCRIPTION                                RATE     MATURITY   (U.S. DOLLARS)
-------------  --------------------------------------------------------------    --------   --------   --------------
CAPITAL PREFERRED SECURITIES - 12.4%

               BANKING - 5.6%
    1,400,000  Barclays PLC (EUR) (k)........................................     6.50%       (j)      $    1,601,822
    5,500,000  Citigroup, Inc., Series M (USD) (a) (k).......................     6.30%       (j)           5,578,650
    3,250,000  Dresdner Funding Trust I (USD) (b)............................     8.15%     06/30/31        4,082,812
    5,325,000  HBOS Capital Funding L.P. (GBP) (k)...........................     6.46%       (j)           8,838,762
      700,000  HSBC Bank Capital Funding Sterling 1 L.P. (GBP) (k)...........     5.84%       (j)           1,227,608
    3,600,000  HSBC Holdings PLC (USD) (a) (k)...............................     6.38%       (j)           3,726,900
    3,400,000  ICICI Bank Ltd. (USD) (k).....................................     6.38%     04/30/22        3,561,500
    3,250,000  Mellon Capital III (GBP) (k)..................................     6.37%     09/05/66        5,225,682
    4,095,000  Wells Fargo & Co. (USD) (a) (k)...............................     5.90%       (j)           4,299,750
                                                                                                       --------------
                                                                                                           38,143,486
                                                                                                       --------------

               CAPITAL GOODS - 0.1%
      700,000  Textron Financial Corp. (USD) (b) (k).........................     6.00%     02/15/67          633,500
                                                                                                       --------------

               INSURANCE - 6.7%
    4,600,000  American International Group, Inc. (USD) (a) (k)..............     8.18%     05/15/58        6,394,000
    5,000,000  Chubb (The) Corp. (USD) (a) (k)...............................     6.38%     03/29/67        5,325,000
    3,500,000  CNP Assurances (EUR) (k)......................................     5.25%       (j)           3,419,082
   11,000,000  Glen Meadow Pass Through Trust (USD) (b) (k)..................     6.51%     02/12/67       10,340,000
    5,000,000  ING Groep N.V. (GBP) (k)......................................     5.14%       (j)           7,828,449
    6,500,000  Liberty Mutual Group, Inc. (USD) (b) (k)......................     7.00%     03/15/37        6,735,625
    3,500,000  Lincoln National Corp. (USD) (a) (k)..........................     7.00%     05/17/66        3,368,750
    1,800,000  Lincoln National Corp. (USD) (a) (k)..........................     6.05%     04/20/67        1,728,000
                                                                                                       --------------
                                                                                                           45,138,906
                                                                                                       --------------
               TOTAL CAPITAL PREFERRED SECURITIES...................................................       83,915,892
               (Cost $78,075,970)                                                                      --------------


  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                              RATE (l) MATURITY (m)     VALUE
-------------  --------------------------------------------------------------    -------- ------------ --------------
SENIOR FLOATING-RATE LOAN INTERESTS - 3.3%

               AUTOMOTIVE - 0.9%
$   4,405,650  Allison Transmission, Inc. Term Loan B3.......................     3.50%     08/23/19        4,428,780
    1,743,750  Navistar, Inc. Term Loan B....................................     5.75%     08/17/17        1,751,387
                                                                                                       --------------
                                                                                                            6,180,167
                                                                                                       --------------

               CONSUMER GOODS - 1.0%
    6,732,000  Aramark Corp. F Term Loan.....................................     3.25%     02/24/21        6,732,000
                                                                                                       --------------

               HEALTHCARE - 0.9%
    6,262,675  Ortho-Clinical Term Loan B3...................................     4.75%     06/30/21        6,240,756
                                                                                                       --------------

               REAL ESTATE - 0.0%
      182,351  Realogy Synthetic Letter of Credit............................     4.43%     10/10/16          180,527
                                                                                                       --------------

               TRANSPORTATION - 0.5%
    2,970,000  US Airway Group Term Loan B1..................................     3.50%     05/23/19        2,970,743
                                                                                                       --------------
               TOTAL SENIOR FLOATING-RATE LOAN INTERESTS............................................       22,304,193
               (Cost $22,195,727)                                                                      --------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                               COUPON    MATURITY       VALUE
-------------  --------------------------------------------------------------    --------   --------   --------------
MORTGAGE-BACKED SECURITIES - 1.9%

               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
               Morgan Stanley Mortgage Loan Trust
$     820,940     Series 2007-6XS, Class 2A1S (n)............................     0.29%     02/25/47   $      789,178
               Specialty Underwriting & Residential Finance Trust
    1,565,860     Series 2006-BC4, Class A2B (n).............................     0.29%     09/25/37          785,422
               Wells Fargo Mortgage Backed Securities Trust
    2,815,148     Series 2006-AR7 Trust, Class 2A4 (n).......................     2.71%     05/25/36        2,676,395
                                                                                                       --------------
                                                                                                            4,250,995
                                                                                                       --------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
               Ace Securities Corp. Home Equity Loan Trust
    2,852,331     Series 2007-HE2, Class A2A (n).............................     0.30%     12/25/36        1,740,258
               Carrington Mortgage Loan Trust
    1,418,769     Series 2006-NC4, Class A5 (n)..............................     0.24%     10/25/36        1,299,033
               HSI Asset Securitization Corp. Trust
      498,204     Series 2007-NC1, Class A1 (n)..............................     0.28%     04/25/37          491,707
               Morgan Stanley ABS Capital I, Inc. Trust
      696,308     Series 2006-HE6, Class A2B (n).............................     0.28%     09/25/36          395,297
               Securitized Asset Backed Receivables LLC Trust
    8,926,539     Series 2006-FR4, Class A2A (n).............................     0.26%     08/25/36        3,955,251
               Soundview Home Loan Trust
      913,361     Series 2006-EQ2, Class A2 (n)..............................     0.29%     01/25/37          633,999
                                                                                                       --------------
                                                                                                            8,515,545
                                                                                                       --------------
               TOTAL MORTGAGE-BACKED SECURITIES.....................................................       12,766,540
               (Cost $15,044,611)                                                                      --------------

ASSET-BACKED SECURITIES - 0.2%

               Keycorp Student Loan Trust
    1,608,953  Series 2000-A, Class A2 (n)...................................     0.58%     05/25/29        1,562,766
                                                                                                       --------------
               TOTAL ASSET-BACKED SECURITIES........................................................        1,562,766
               (Cost $1,468,007)                                                                       --------------


  PRINCIPAL
    VALUE
   (LOCAL                                                                         STATED     STATED        VALUE
  CURRENCY)                             DESCRIPTION                                RATE     MATURITY   (U.S. DOLLARS)
-------------  --------------------------------------------------------------    --------   --------   --------------
FOREIGN SOVEREIGN BONDS AND NOTES - 0.6%

               ENERGY - 0.6%
    3,750,000  Georgian Oil and Gas Corp. JSC (USD) (b)......................     6.88%     05/16/17        3,806,250
                                                                                                       --------------
               TOTAL FOREIGN SOVEREIGN BONDS AND NOTES..............................................        3,806,250
               (Cost $3,734,714)                                                                       --------------


Page 12                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

   SHARES                                           DESCRIPTION                                            VALUE
-------------  -------------------------------------------------------------------------------------   --------------
COMMON STOCKS - 1.3%

               AUTOMOTIVE - 1.3%
      448,000  Ford Motor Co........................................................................   $    7,078,400
       42,560  General Motors Co....................................................................        1,492,154
                                                                                                       --------------
               TOTAL COMMON STOCKS..................................................................        8,570,554
               (Cost $8,641,784)                                                                       --------------

WARRANTS - 0.4%

               AUTOMOTIVE - 0.4%
       83,999  General Motors Co., expiring 07/10/16 (g)............................................        2,151,215
       48,926  General Motors Co., expiring 07/10/19 (g)............................................          849,355
                                                                                                       --------------
               TOTAL WARRANTS.......................................................................        3,000,570
               (Cost $3,321,425)                                                                       --------------

SHORT-TERM INVESTMENTS - 3.2%

   21,439,596  Dreyfus Government Cash Management - Institutional Shares............................       21,439,596
                                                                                                       --------------
               TOTAL SHORT-TERM INVESTMENTS.........................................................       21,439,596
               (Cost $21,439,596)                                                                      --------------

               TOTAL INVESTMENTS - 117.8%...........................................................      795,700,929
               (Cost $790,466,456) (o)


  PRINCIPAL                                                                       STATED     STATED
    VALUE                               DESCRIPTION                               COUPON    MATURITY       VALUE
-------------  --------------------------------------------------------------    --------   --------   --------------
U.S. GOVERNMENT BONDS SOLD SHORT - (17.8%)

$(119,200,000) United States Treasury Note...................................     0.88%     02/28/17     (119,917,107)
                                                                                                       --------------
               TOTAL U.S. GOVERNMENT BONDS SOLD SHORT...............................................     (119,917,107)
               (Proceeds $119,676,766)                                                                 --------------

CORPORATE BONDS SOLD SHORT - (1.6%)

               CONSUMER GOODS - (0.8%)
   (5,350,000) ACCO Brands Corp..............................................     6.75%     04/30/20       (5,657,625)
                                                                                                       --------------
               ENERGY - (0.8%)
   (5,360,000) Rice Energy, Inc..............................................     6.25%     05/01/22       (5,413,600)
                                                                                                       --------------
               TOTAL CORPORATE BONDS SOLD SHORT.....................................................      (11,071,225)
               (Proceeds $10,871,700)                                                                  --------------
               TOTAL INVESTMENTS SOLD SHORT - (19.4%)...............................................     (130,988,332)
               (Proceeds $130,548,466)
               OUTSTANDING LOAN - (0.1%)............................................................         (521,540)
               NET OTHER ASSETS AND LIABILITIES - 1.7%..............................................       11,162,738
                                                                                                       --------------
               NET ASSETS - 100.0%..................................................................   $  675,353,795
                                                                                                       ==============


                        See Notes to Financial Statements                Page 13

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

(a) This security or a portion of this security is segregated as collateral for investments sold short.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund's sub-advisor (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2015, securities noted as such amounted to $222,064,703 or 32.88% of net assets.

(c) The Fund previously held non-transferable trust units that were originally issued to facilitate distribution of General Motors common stock and warrants pursuant to the General Motors Bankruptcy Plan of Reorganization. The non-transferable trust units existed only for the purpose of receiving residual cash, if any, from the General Motors Bankruptcy. These units were received in exchange for the previously owned General Motors 8.375% Corporate Notes that were scheduled to mature on July 15, 2033. On June 12, 2012, the holders of these units received new transferable General Motors Unsecured Claim (GUC) Trust Units, which were created to hold and administer the common stock and warrants of General Motors Company to be contributed to the GUC Trust under the General Motors Bankruptcy Plan of Reorganization.

(d) On October 24, 2014, Momentive Performance Materials, Inc. completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Momentive Performance Materials, Inc. Senior Secured Lien Notes ("Senior Secured Lien Notes") scheduled to mature on October 15, 2020, received new Momentive Performance Materials, Inc. Second Priority Senior Secured Notes maturing on April 24, 2022, in an exchange for the existing Senior Secured Lien Notes, and received an escrow claim, Momentive Performance Escrow Claim. The escrow claim represents a claim on any cash that remains in a Fee Reserve account. It is unknown if any remaining cash held in the Fee Reserve account will be available after future legal and financial costs are paid.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2015, securities noted as such are valued at $2 or 0.00% of net assets.

(f) Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be illiquid by the Fund's Sub-Advisor.

(g)   Non-income producing security.

(h)   This issuer has filed for protection in federal bankruptcy court.

(i)   This issuer is in default and interest is not being accrued.

(j)   Perpetual maturity.

(k) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(l) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at April 30, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(m) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(n) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2015.

(o) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $32,715,569 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,481,096.

Currency Abbreviations:
      EUR   Euro
      GBP   British Pound Sterling
      USD   United States Dollar


Page 14                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                        LEVEL 2            LEVEL 3
                                                   TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                  VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
INVESTMENTS                                      4/30/2015            PRICES             INPUTS             INPUTS
--------------------------------------------  ----------------   ----------------   ----------------   ----------------
Corporate Bonds and Notes:
   Automotive...............................  $     45,160,973   $        428,640   $     44,732,333    $            --
   Basic Industry...........................        75,054,418                 --         75,054,416                  2
   Other Industry Categories*...............       385,329,258                 --        385,329,258                 --
Foreign Corporate Bonds and Notes*..........       132,789,919                 --        132,789,919                 --
Capital Preferred Securities*...............        83,915,892                 --         83,915,892                 --
Senior Floating-Rate Loan Interests*........        22,304,193                 --         22,304,193                 --
Mortgage-Backed Securities:
   Collateralized Mortgage Obligations......         4,250,995                 --          4,250,995                 --
   Commercial Mortgage-Backed Securities....         8,515,545                 --          8,515,545                 --
Asset-Backed Securities.....................         1,562,766                 --          1,562,766                 --
Foreign Sovereign Bonds and Notes*..........         3,806,250                 --          3,806,250                 --
Common Stocks*..............................         8,570,554          8,570,554                 --                 --
Warrants*...................................         3,000,570          3,000,570                 --                 --
Short-Term Investments......................        21,439,596         21,439,596                 --                 --
                                              ----------------   ----------------   ----------------   ----------------
Total Investments...........................       795,700,929         33,439,360        762,261,567                  2
                                              ----------------   ----------------   ----------------   ----------------
Other Financial Instruments:
Forward Foreign Currency Contracts**........           148,753                 --            148,753                 --
                                              ----------------   ----------------   ----------------   ----------------
Total.......................................  $    795,849,682   $    3 3,439,360   $    762,410,320   $             2
                                              ================   ================   ================   ================


                                                   LIABILITIES TABLE
                                                                                        LEVEL 2            LEVEL 3
                                                   TOTAL             LEVEL 1          SIGNIFICANT        SIGNIFICANT
                                                  VALUE AT            QUOTED           OBSERVABLE        UNOBSERVABLE
                                                 4/30/2015            PRICES             INPUTS             INPUTS
                                              ----------------   ----------------   ----------------   ----------------
U.S. Government Bonds Sold Short............  $   (119,917,107)  $             --   $   (119,917,107)  $             --
Corporate Bonds Sold Short*.................       (11,071,225)                --        (11,071,225)                --
Forward Foreign Currency Contracts**........           (80,814)                --            (80,814)                --
Futures Contracts...........................           (98,608)                --            (98,608)                --
Credit Default Swap***......................          (298,420)                --           (298,420)                --
                                              ----------------   ----------------   ----------------   ----------------
Total.......................................  $   (131,466,174)  $             --   $   (131,466,174)  $             --
                                              ================   ================   ================   ================


*     See the Portfolio of Investments for industry breakout.

** See the Forward Foreign Currency Contracts table for contract and currency detail.

*** See the Credit Default Swap Contracts Outstanding for contract detail.


                        See Notes to Financial Statements                Page 15

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2015 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2014
     Corporate Bonds and Notes..............  $              2
Net Realized Gain (Loss)....................                --
Net Change in Unrealized Appreciation/
     Depreciation...........................                --
Purchases...................................                --
Sales.......................................                --
Transfers In................................                --
Transfers Out...............................                --
ENDING BALANCE AT APRIL 30, 2015
     Corporate Bonds and Notes..............                 2
                                              ----------------
Total Level 3 holdings......................  $              2
                                              ================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2015.

FORWARD FOREIGN CURRENCY CONTRACTS: (see Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                    FORWARD FOREIGN CURRENCY CONTRACTS
                            --------------------------------------------------
                                                                  PURCHASE             SALE           UNREALIZED
SETTLEMENT                      AMOUNT           AMOUNT         VALUE AS OF        VALUE AS OF      APPRECIATION/
   DATE      COUNTERPARTY    PURCHASED +         SOLD +        APRIL 30, 2015     APRIL 30, 2015    (DEPRECIATION)
----------   ------------   --------------   --------------   ----------------   ----------------   --------------
07/16/15         JPM        USD 10,456,950   EUR  9,375,000   $     10,456,950   $     10,537,764   $      (80,814)
07/16/15         JPM        USD 23,485,176   GBP 15,211,000         23,485,176         23,336,423          148,753
                                                                                                    --------------
Net Unrealized Appreciation (Depreciation).......................................................   $       67,939
                                                                                                    ==============

+  Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
       JPM  JPMorgan Chase

OPEN FUTURES CONTRACTS AT APRIL 30, 2015 (see Note 2F - Futures Contracts in the Notes to Financial Statements):

                                                                                 UNREALIZED
                               NUMBER OF       EXPIRATION        NOTIONAL       APPRECIATION/
 SHORT FUTURES CONTRACTS       CONTRACTS          MONTH            VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------
U.S. Treasury 2-Year Notes        94           June-2015        $20,512,563    $   (98,608)


CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

                          BUY/SELL                      NOTIONAL    PAY/RECEIVE    EXPIRATION
   REFERENCE ENTITY      PROTECTION    COUNTERPARTY      AMOUNT      FIXED RATE       DATE        VALUE
----------------------   ----------   --------------   ----------   ------------   ----------   ----------
Markit iTRAXX               Buy       Morgan Stanley   $6,000,000      5.00%        6/20/20     $(298,420)
Europe Crossover Index                 & Co., Inc.


Page 16                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value
     (Cost $790,466,456)...........................................................................     $  795,700,929
Cash...............................................................................................             80,523
Foreign currency (Cost $38,144)....................................................................             39,273
Restricted cash....................................................................................            573,859
Unrealized appreciation on forward foreign currency contracts......................................            148,753
Receivables:
     Interest......................................................................................         12,515,625
     Investment securities sold....................................................................          1,342,871
     Due from broker...............................................................................            277,588
     Dividends.....................................................................................             67,200
     Variation margin..............................................................................              7,344
Prepaid expenses...................................................................................             32,102
Other assets.......................................................................................              4,594
                                                                                                        --------------
     Total Assets..................................................................................        810,790,661
                                                                                                        --------------
LIABILITIES:
Investments sold short, at value (proceeds $130,548,466)...........................................        130,988,332
Borrowings.........................................................................................            521,540
Swap contracts, at value (Cost $706,426)...........................................................            298,420
Unrealized depreciation on forward foreign currency contracts......................................             80,814
Payables:
     Investment securities purchased...............................................................          2,380,276
     Investment advisory fees......................................................................            554,210
     Interest on investments sold short............................................................            344,209
     Administrative fees...........................................................................            150,851
     Custodian fees................................................................................             47,930
     Audit and tax fees............................................................................             31,948
     Legal fees....................................................................................             16,784
     Printing fees.................................................................................             10,175
     Transfer agent fees...........................................................................              6,265
     Trustees' fees and expenses...................................................................              3,261
     Financial reporting fees......................................................................                771
Other liabilities..................................................................................              1,080
                                                                                                        --------------
     Total Liabilities.............................................................................        135,436,866
                                                                                                        --------------
NET ASSETS.........................................................................................     $  675,353,795
                                                                                                        ==============
NET ASSETS CONSIST OF:
Paid-in capital....................................................................................     $  684,571,906
Par value..........................................................................................            360,561
Accumulated net investment income (loss)...........................................................          1,589,274
Accumulated net realized gain (loss) on investments, forward foreign currency
  contracts, swap contracts, foreign currency transactions, futures and investments sold short.....        (15,867,568)
Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts, swap contracts, foreign currency translation, futures and investments
  sold short.......................................................................................          4,699,622
                                                                                                        --------------
NET ASSETS.........................................................................................     $  675,353,795
                                                                                                        ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................     $        18.73
                                                                                                        ==============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........         36,056,159
                                                                                                        ==============


                        See Notes to Financial Statements                Page 17

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Interest...........................................................................................     $   26,399,669
Dividends..........................................................................................            175,489
Other..............................................................................................            331,742
                                                                                                        --------------
     Total investment income.......................................................................         26,906,900
                                                                                                        --------------
EXPENSES:
Investment advisory fees...........................................................................          3,352,522
Interest expense on investments sold short.........................................................          1,009,131
Margin interest expense............................................................................            712,817
Short sale fees....................................................................................            343,292
Administrative fees................................................................................            258,674
Printing fees......................................................................................             68,398
Custodian fees.....................................................................................             54,186
Audit and tax fees.................................................................................             28,338
Legal fees.........................................................................................             13,329
Trustees' fees and expenses........................................................................             13,142
Transfer agent fees................................................................................             13,042
Financial reporting fees...........................................................................              4,625
Other..............................................................................................            170,622
                                                                                                        --------------
     Total expenses................................................................................          6,042,118
                                                                                                        --------------
NET INVESTMENT INCOME (LOSS).......................................................................         20,864,782
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
     Investments...................................................................................         (2,929,840)
     Forward foreign currency contracts............................................................          2,437,582
     Swap contracts................................................................................           (252,925)
     Foreign currency transactions.................................................................           (182,512)
     Futures.......................................................................................           (173,215)
     Short sales...................................................................................           (869,259)
                                                                                                        --------------
Net realized gain (loss)..........................................................................          (1,970,169)
                                                                                                        --------------
Net change in unrealized appreciation (depreciation) on:
     Investments...................................................................................        (20,103,788)
     Forward foreign currency contracts............................................................         (1,847,988)
     Swap contracts................................................................................            (51,100)
     Foreign currency translation..................................................................             52,960
     Futures.......................................................................................             11,430
     Short positions...............................................................................           (517,060)
                                                                                                        --------------
Net change in unrealized appreciation (depreciation)...............................................        (22,455,546)
                                                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................        (24,425,715)
                                                                                                        --------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...................................     $   (3,560,933)
                                                                                                        ==============


Page 18                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                         ENDED               YEAR
                                                                                       4/30/2015            ENDED
                                                                                      (UNAUDITED)         10/31/2014
                                                                                     --------------     --------------
OPERATIONS:
Net investment income (loss).....................................................    $   20,864,782     $   46,988,275
Net realized gain (loss).........................................................        (1,970,169)        15,851,890
Net change in unrealized appreciation (depreciation).............................       (22,455,546)       (21,278,797)
                                                                                     --------------     --------------
Net increase (decrease) in net assets resulting from operations..................        (3,560,933)        41,561,368
                                                                                     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................................       (23,039,886)       (47,413,849)
                                                                                     --------------     --------------
Total distributions to shareholders..............................................       (23,039,886)       (47,413,849)
                                                                                     --------------     --------------
Total increase (decrease) in net assets..........................................       (26,600,819)        (5,852,481)
NET ASSETS:
Beginning of period..............................................................       701,954,614        707,807,095
                                                                                     --------------     --------------
End of period....................................................................    $  675,353,795     $  701,954,614
                                                                                     ==============     ==============
Accumulated net investment income (loss) at end of period........................    $    1,589,274     $    3,764,378
                                                                                     ==============     ==============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period.............................................        36,056,159         36,056,159
                                                                                     --------------     --------------
Common Shares at end of period...................................................        36,056,159         36,056,159
                                                                                     ==============     ==============


                        See Notes to Financial Statements                Page 19

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations..................    $   (3,560,933)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
     Purchases of investments....................................................      (227,934,300)
     Borrowed investments sold short.............................................        14,731,101
     Sales, maturities and paydowns of investments...............................       251,440,048
     Borrowed investments purchased..............................................       (29,588,096)
     Net amortization/accretion of premiums/discounts on investments.............           (23,966)
     Net realized gain/loss on investments.......................................         2,929,840
     Net realized gain/loss on credit default swaps..............................           252,925
     Net realized gain/loss on investments sold short............................           869,259
     Net change in unrealized appreciation/depreciation on
        forward foreign currency contracts.......................................         1,847,988
     Net change in unrealized appreciation/depreciation on investments sold short.          517,060
     Net change in unrealized appreciation/depreciation on investments...........        20,103,788
     Net change in unrealized appreciation/depreciation on swap contracts........            51,100
     Restricted cash for futures contracts.......................................          (518,059)
CHANGES IN ASSETS AND LIABILITIES:
     Decrease in due from broker.................................................            89,217
     Decrease in interest receivable.............................................         1,959,161
     Increase in dividends receivable............................................           (10,443)
     Decrease in variation margin receivable.....................................             3,906
     Increase in prepaid expenses................................................           (16,307)
     Increase in other assets....................................................            (4,594)
     Decrease in interest payable on investments sold short......................          (126,070)
     Decrease in investment advisory fees payable................................           (36,609)
     Decrease in audit and tax fees payable......................................           (25,252)
     Increase in legal fees payable..............................................             2,291
     Decrease in printing fees payable...........................................           (24,833)
     Increase in administrative fees payable.....................................            87,998
     Increase in custodian fees payable..........................................            20,189
     Increase in transfer agent fees payable.....................................             1,404
     Increase in Trustees' fees and expenses payable.............................               631
     Increase in other liabilities payable.......................................               195
                                                                                     --------------
CASH PROVIDED BY OPERATING ACTIVITIES............................................                       $   33,038,639
                                                                                                        --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Distributions to Common Shareholders from net investment income.............       (23,039,886)
     Net proceeds from borrowing.................................................       (10,097,619)
                                                                                     --------------
CASH USED IN FINANCING ACTIVITIES................................................                          (33,137,505)
                                                                                                        --------------
Decrease in cash and foreign currency (a)........................................                              (98,866)
Cash and foreign currency at beginning of period.................................                              218,662
                                                                                                        --------------
CASH AND FOREIGN CURRENCY AT END OF PERIOD.......................................                       $      119,796
                                                                                                        ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees................................                       $    1,848,018
                                                                                                        ==============

-----------------------------

(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of $52,960.


Page 20                 See Notes to Financial Statements

FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                              ENDED          YEAR           YEAR           YEAR          YEAR          PERIOD
                                            4/30/2015       ENDED          ENDED          ENDED         ENDED          ENDED
                                           (UNAUDITED)    10/31/2014     10/31/2013     10/31/2012    10/31/2011   10/31/2010 (a)
                                           ------------  ------------   ------------   ------------  ------------  --------------

Net asset value, beginning of period....     $  19.47      $  19.63       $  19.05       $  17.82      $  19.57       $  19.10 (b)
                                             --------      --------       --------       --------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............         0.58          1.31           1.35           1.41          1.48           0.08
Net realized and unrealized gain
   (loss)...............................        (0.68)        (0.15)          0.64           1.42         (1.72)          0.42
                                             --------      --------       --------       --------      --------       --------
Total from investment operations........        (0.10)         1.16           1.99           2.83         (0.24)          0.50
                                             --------      --------       --------       --------      --------       --------
Common Shares offering costs charged to
   paid-in capital......................           --            --             --             --            --          (0.03)
                                             --------      --------       --------       --------      --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................        (0.64)        (1.32)         (1.33)         (1.44)        (1.47)            --
Net realized gain.......................           --            --             --          (0.16)           --             --
Return of capital.......................           --            --          (0.08)            --            --             --
                                             --------      --------       --------       --------      --------       --------
Total from distributions to
   Common Shareholders..................        (0.64)        (1.32)         (1.41)         (1.60)        (1.47)            --
                                             --------      --------       --------       --------      --------       --------
Capital charge resulting from issuance
   of Common Shares related to over
   allotment............................           --            --             --             --         (0.04)            --
                                             --------      --------       --------       --------      --------       --------
Net asset value, end of period..........     $  18.73      $  19.47       $  19.63       $  19.05      $  17.82       $  19.57
                                             ========      ========       ========       ========      ========       ========
Market value, end of period.............     $  16.55      $  17.19       $  17.62       $  18.78      $  16.63       $  20.01
                                             ========      ========       ========       ========      ========       ========
TOTAL RETURN BASED ON NET ASSET
   VALUE (c)............................         0.04%         6.86%         11.32%         17.09%        (1.27)%         2.46%
                                             ========      ========       ========       ========      ========       ========
TOTAL RETURN BASED ON MARKET
   VALUE (c)............................         0.12%         5.12%          1.36%         23.69%        (9.89)%         0.05%
                                             ========      ========       ========       ========      ========       ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....     $675,354      $701,955       $707,807       $686,715      $642,414       $662,604
Ratio of total expenses to average net
   assets...............................         1.80% (d)     1.75%          1.72%          1.88%         2.09%          1.46% (d)
Ratio of total expenses to average net
   assets excluding interest expense....         1.29% (d)     1.26%          1.27%          1.32%         1.29%          1.33% (d)
Ratio of net investment income (loss)
   to average net assets................         6.22% (d)     6.59%          6.93%          7.83%         7.78%          4.98% (d)
Portfolio turnover rate.................           11%           28%            28%            24%           18%             0%

-----------------------------

(a) Initial seed date was August 20, 2010. The Fund commenced operations on September 27, 2010.

(b) Beginning net asset value is net of sales load of $0.90 per share from the initial offering.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d)   Annualized.


                        See Notes to Financial Statements                Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust High Income Long/Short Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 18, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FSD on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to provide current income. The Fund's secondary objective is capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, a majority of its assets in a diversified portfolio of U.S. and foreign (including emerging markets) high-yield corporate fixed-income securities of varying maturities that are rated below-investment grade at the time of purchase. For purposes of this strategy, "corporate fixed-income securities" include corporate bonds, debentures, notes, commercial paper and other similar types of corporate debt instruments, including instruments issued by corporations with direct or indirect government ownership, as well as asset-backed securities, preferred shares, senior floating-rate loan participations, commitments and assignments ("Senior Loans")(1), payment-in-kind securities, zero-coupon bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances and derivative instruments that provide the same or similar economic impact as a physical investment in the above securities. Below-investment grade fixed-income securities are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund will take long positions in securities that MacKay Shields LLC ("MacKay" or the "Sub-Advisor") believes offer the potential for attractive returns and that it considers in the aggregate to have the potential to outperform the Fund's benchmark, the BofA Merrill Lynch US High Yield Constrained Index (the "Index"). The Fund will take short positions in securities that the Sub-Advisor believes in the aggregate will underperform the Index. The Fund's long positions, either directly or through derivatives, may total up to 130% of the Fund's Managed Assets. The Fund's short positions, either directly or through derivatives, may total up to 30% of the Fund's Managed Assets. "Managed Assets" means the average daily gross asset value of the Fund (which includes the principal amount of any borrowings), minus the sum of the Fund's liabilities. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;
            2)    reported trades;
            3)    broker/dealer quotes;
            4)    issuer spreads;

-----------------------------

(1) The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

            5)    benchmark securities;
            6)    bids and offers; and
            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Credit default swaps, if any, are fair valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      The Senior Loans held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;
            2) the liquidity conditions in the relevant market and changes thereto;
            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
            4) issuer-specific conditions (such as significant credit deterioration); and
            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the fundamental business data relating to the issuer;
            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
            3)    the type, size and cost of a security;
            4)    the financial statements of the issuer;
            5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
            6) the information as to any transactions in or offers for the security;
            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
            8)    the coupon payments;
            9) the quality, value and salability of collateral, if any, securing the security;
            10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
            11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
            12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

            o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

            o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  o     Quoted prices for similar investments in active markets.

                  o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates)

                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

            o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2015, the Fund had no when-issued, delayed-delivery or forward purchase commitments

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have any unfunded delayed draw loan commitments as of April 30, 2015.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation/(depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

F. FUTURES CONTRACTS:

The Fund purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin payable or receivable" on the Statement of Assets and Liabilities.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

Restricted cash in the amount of $573,859, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2015.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

G. SHORT SALES:

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short in the market or otherwise and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

The Fund has established an account with Pershing, LLC ("Pershing") for the purpose of purchasing or borrowing securities on margin. At April 30, 2015, the Fund had $521,540 in borrowings associated with investments sold short and $130,988,332 of investments sold short as shown on the Statement of Assets and Liabilities. Interest is charged on these balances at a rate equal to the Federal Funds rate plus 75 basis points and is charged on payable credit margin balances at a rate equal to the Federal Funds rate less 40 basis points. At April 30, 2015, the Fund had a debit margin balance with an interest rate of 0.80%. For the six months ended April 30, 2015, margin interest expense was $712,817, as shown on the Statement of Operations. For the six months ended April 30, 2015, the average margin balance and interest rate were $162,899,284 and 0.87%, respectively.

H. CREDIT DEFAULT SWAPS:

The Fund may enter into credit default swap contracts ("CDS") for investment purposes or to manage credit risk. A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value," of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the Counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Credit default swap contracts are marked to market daily based upon quotations from brokers, market makers or an independent pricing service and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Level dividend distributions are declared and paid monthly to Common Shareholders after the payment of interest and/or dividends in connection with leverage. The level dividend rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, net investment company taxable income, if any (which term includes net short-term capital gain), is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year.

The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows:


Distributions paid from:

Ordinary income.......................................   $ 47,413,849
Capital gain..........................................             --
Return of capital.....................................             --

As of October 31, 2014, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.........................   $  4,471,712
Undistributed capital gains...........................             --
                                                         ------------
Total undistributed earnings..........................      4,471,712
Accumulated capital and other losses..................    (14,007,437)
Net unrealized appreciation (depreciation)............     26,557,872
                                                         ------------
Total accumulated earnings (losses)...................     17,022,147
Other.................................................             --
Paid-in capital.......................................    684,932,467
                                                         ------------
Net assets............................................   $701,954,614
                                                         ============

J. INCOME AND OTHER TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At October 31, 2014, the Fund had no pre-enactment net capital losses for federal income tax purposes. At October 31, 2014 the Fund had post-enactment net capital losses for federal income tax purposes of $14,007,437 to be carried forward indefinitely.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. During the taxable year ended October 31, 2014, the Fund utilized post-enactment capital loss carryforwards in the amount of $14,616,655.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of April 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

K. EXPENSES:

The Fund will pay all expenses directly related to its operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

MacKay serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee at an annual rate of 0.50% of Managed Assets that is paid by First Trust from its investment advisory fee.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, The Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended April 30, 2015, were $91,634,815 and $143,385,916, respectively.

                          5. DERIVATIVES TRANSACTIONS

The following table presents the types of derivatives held by the Fund at April 30, 2015, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                                     ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                          ----------------------------------------   ----------------------------------------
    DERIVATIVE              RISK            STATEMENT OF ASSETS AND                    STATEMENT OF ASSETS AND
    INSTRUMENT            EXPOSURE           LIABILITIES LOCATION       FAIR VALUE      LIABILITIES LOCATION       FAIR VALUE
------------------   ------------------   ---------------------------   ----------   ---------------------------   ----------
Futures              Interest Rate Risk   Variation margin receivable   $    7,344   Variation margin payable      $       --

Forward foreign      Currency Risk        Unrealized appreciation                    Unrealized depreciation
currency contracts                        on forward foreign                         on forward foreign
                                          currency contracts               148,753   currency contracts                80,814

Credit default
   swaps             Credit Risk          Swap contracts                        --   Swap contracts                   298,420

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2015, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENT OF OPERATIONS LOCATION             INTEREST RATE RISK   CURRENCY RISK   CREDIT RISK
-------------------------------------------  ------------------   -------------   -----------
Net realized gain (loss) on futures          $         (173,215)  $          --   $        --

Net realized gain (loss) on forward foreign
currency contracts                                           --       2,437,582            --

Net unrealized gain (loss) on
swap contracts                                               --              --      (252,925)

Net change in unrealized appreciation
(depreciation) on futures                                11,430              --            --

Net change in unrealized appreciation
(depreciation) on forward foreign
currency contracts                                           --      (1,847,988)           --

Net change in unrealized appreciation
(depreciation) on swap contracts                             --              --       (51,100)


The average volume of credit default swap contracts was $6,000,000 for the six months ended April 30, 2015.

During the six months ended April 30, 2015, the amount of notional values of forward foreign currency contracts opened and closed were $348,855,550 and $405,235,163, respectively.

During the six months ended April 30, 2015, the amount of notional values of futures contracts opened and closed were $59,910,063 and $78,808,712, respectively.

The Fund does not have the right to offset financial assets and financial liabilities related to forward foreign currency contracts, futures contracts and swap contracts on the Statement of Assets and Liabilities.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              7. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

On May 20, 2015, the Fund declared a distribution of $0.1065 per share to Common Shareholders of record on June 3, 2015, payable June 15, 2015.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust Intermediate Duration Preferred & Income Fund and First Trust New Opportunities MLP & Energy Fund was held on April 20, 2015 (the "Annual Meeting"). At the Annual Meeting, Richard E. Erickson and Thomas R. Kadlec were elected by the Common Shareholders of the First Trust High Income Long/Short Fund as Class II Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2018. The number of votes cast in favor of Mr. Erickson was 31,308,535, the number of votes against was 1,142,882 and the number of broker non-votes was 3,604,742. The number of votes cast in favor of Mr. Kadlec was 31,322,678, the number of votes against was 1,128,739 and the number of broker non-votes was 3,604,742. James A. Bowen , Robert F. Keith and Niel B. Nielson are the other current and continuing Trustees.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

BELOW-INVESTMENT GRADE SECURITIES RISK: The Fund invests in below-investment grade securities. The market values for high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks: (a) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (b) greater risk of loss due to default or declining credit quality; (c) adverse issuer specific events are more likely to render the issuer unable to make interest and/or principal payments; and (d) a negative perception of the high-yield market may depress the price and liquidity of high-yield securities.

DISTRESSED SECURITIES RISK: The Fund may invest in securities issued by companies in a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below-investment grade debt securities of companies in similar industries. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Sub-Advisor seeks capital appreciation through investment in distressed securities, the ability to achieve current income may be diminished.

ECONOMIC CONDITIONS RISK: Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer and these securities may become illiquid. As a result, the Sub-Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST HIGH INCOME LONG/SHORT FUND (FSD)
                           APRIL 30, 2015 (UNAUDITED)

FIXED-INCOME SECURITIES RISK: Debt securities, including high-yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services or, in the case of asset-backed issuers, a decline in the value and/or cash flows of the underlying assets; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the proceeds from matured, traded or called bonds are reinvested at market interest rates that are below the portfolio's current earnings rate; (iii) prepayment risk, which is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the reinvestment in lower yielding securities; and (iv) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

INTEREST RATE RISK: The Fund's portfolio is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

SHORT SELLING RISK: Short selling allows the Fund to profit from a decline in market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The use of short sales in combination with long positions in the Fund's portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long securities positions and make any change in the Fund's NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
MacKay Shields LLC
1345 Avenue of the Americas
43rd floor
New York, NY 10105

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolios managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(1)(a) Not applicable.

(2)(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)(a) Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        First Trust High Income Long/Short Fund
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 22, 2015
     ----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 22, 2015
     ----------------

* Print the name and title of each signing officer under his or her signature.